Inventories and pre-publication costs	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Inventories Explanatory [Abstract]
Inventories and pre-publication costs
18 Inventories and
pre-publication
costs

Accounting policy
Inventories and
pre-publication
costs are stated at the lower of cost, including appropriate attributable overhead, and estimated net realisable value. Such costs typically comprise direct internal labour costs and externally commissioned editorial and other fees.

Pre-publication
costs, representing costs incurred in the origination of content prior to publication, are expensed systematically reflecting the expected sales profile over the estimated economic lives of the related products, generally up to five years.

Annual reviews are carried out to assess the recoverability of carrying amounts.

	2021 £m	2020 £m
Raw materials	2	2
Pre-publication costs	218	204
Finished goods	33	34
Total	253	240
During the year,
pre-publication
costs of £73m (2020: £80m) were capitalised. The related amortisation charge was £60m (2020: £62m).